Note 13 - Short-Term Borrowings (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt	€ 1,629	€ 2,814
Factored Accounts Receivables [Member]
Short-term Debt	1,629	1,814
Loans Payable [Member]
Short-term Debt	€ 1,000	€ 1,000